INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current expense	$ 3,203	$ 1,769
Deferred income tax:
Origination and reversal of temporary differences	31,129	(10,648)
Deferred tax adjustments related to prior periods	9	(217)
Deferred income tax expense (recovery)	31,138	(10,865)
Income tax expense (recovery)	$ 34,341	$ (9,096)